Trading securities and financial assets measured at FVIS	12 Months Ended
Sep. 30, 2021
Trading securities and financial assets measured at FVIS
Trading securities and financial assets measured at FVIS

Note 10. Trading securities and financial assets measured at FVIS

Accounting policy

Trading securities

Trading securities include actively traded debt (government and other) and equity instruments and those acquired for sale in the near term.

As part of its trading activities, the Group also lends and borrows securities on a collateralised basis. Securities lent remain on the Group’s balance sheet and securities borrowed are not reflected on the Group’s balance sheet, as the risks and rewards of ownership remain with the initial holder. Where cash is provided as collateral, the amount advanced to or received from third parties is recognised as a receivable in collateral paid or as a borrowing in collateral received respectively.

Reverse repurchase agreements

Securities purchased under these agreements are not recognised in the balance sheet, as Westpac has not obtained the risks and rewards of ownership. The cash consideration paid is recognised as a reverse repurchase agreement, which forms part of a trading portfolio that is measured at fair value.

Other financial assets measured at FVIS

Other financial assets measured at FVIS include:

●
non-trading securities managed on a fair value basis;
●
non-trading debt securities that do not have contractual cash flows that represent SPPI on the principal balance outstanding; or
●
non-trading equity securities for which we have not made irrevocable designation to be measured at FVOCI.

Gains and losses on these financial assets are recognised in the income statement. Interest earned from debt securities is recognised in interest income (Note 3) while dividends on equity securities are recognised in non-interest income (Note 4).

	Consolidated		Parent Entity
$m	2021	2020	2021	2020
Trading securities	15,019	17,776	13,018	15,519
Reverse repurchase agreements	2,937	20,401	2,763	20,401
Other financial assets measured at FVIS	3,145	2,490	2,998	2,110
Total trading securities and financial assets measured at FVIS	21,101	40,667	18,779	38,030

Trading securities include the following:

Government and semi-government securities	11,432	14,667	9,535	12,542
Other debt securities	3,064	3,044	2,960	2,913
Equity securities	3	4	3	3
Other	520	61	520	61
Total trading securities	15,019	17,776	13,018	15,519

Other financial assets measured at FVIS include:

Other debt securities	3,038	2,045	2,975	1,703
Equity securities	107	445	23	407
Total other financial assets measured at FVIS	3,145	2,490	2,998	2,110